Condensed Statement of Comprehensive Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income (Loss) [Line Items]
Net income	$ 22,826,454	$ 23,969,950	$ 11,530,369
Other comprehensive income:
Change in cumulative foreign currency translation adjustment	1,370,387	2,583,548	737,971
Other comprehensive income	1,370,387	2,583,548	737,971
Comprehensive income	24,279,553	26,553,498	12,268,340
Comprehensive income attributable to ordinary shareholders of Noah Holdings Ltd	24,163,182	26,553,498	12,159,992
Parent Company
Comprehensive Income (Loss) [Line Items]
Net income	22,826,454	23,969,950	11,530,369
Other comprehensive income:
Change in cumulative foreign currency translation adjustment	1,336,728	2,583,548	737,971
Other comprehensive income	1,336,728	2,583,548	737,971
Comprehensive income	24,163,182	26,553,498	12,268,340
Less: Deemed dividend on Series A convertible redeemable preferred shares			108,348
Comprehensive income attributable to ordinary shareholders of Noah Holdings Ltd	$ 24,163,182	$ 26,553,498	$ 12,159,992